Mortgage Servicing Rights (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Rights (Textual)
Unpaid principal balance of mortgage loans	$ 528,100,000	$ 402,100,000
Contractually specified servicing fees, late fees and ancillary fees	1,100,000	900,000
Valuation allowance taken to adjust carrying value of the impaired MSRs to the fair value for indicated tranches	$ 309,000	$ (1,119,000)